INVESTMENTS - Schedule (Details) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Equity Securities, FV-NI	$ 13	¥ 89	¥ 130
Investments		6,241	2,492
Accor
Equity Securities, FV-NI		3,816	780
Other marketable securities
Equity Securities, FV-NI		295	257
OYO
Equity Securities without Readily Determinable Fair Value, Amount		66	66
Mobike
Equity Securities without Readily Determinable Fair Value, Amount			67
BJ GOOAGOO/GOOAGOO
Equity Securities without Readily Determinable Fair Value, Amount			60
Blossom Hill
Equity Securities without Readily Determinable Fair Value, Amount			60
Other equity securities
Equity Securities without Readily Determinable Fair Value, Amount		113	103
Hotel related funds
Equity Method Investments		503	56
Equity-method investments | BJ GOOAGOO/GOOAGOO
Equity Method Investments		52
Equity-method investments | AAPC LUB
Equity Method Investments		461	478
Equity-method investments | Hotel related funds
Equity Method Investments		503	56
Equity-method investments | Shared office management entities
Equity Method Investments		111	148
Equity-method investments | China Young
Equity Method Investments		34	41
Equity-method investments | Cjia
Equity Method Investments		298
Equity-method investments | China Hospitality JV
Equity Method Investments		117
Equity-method investments | Other investments
Equity Method Investments		55	30
Available-for-sale debt securities | Cjia
Available-for-sale debt securities		220	246
Available-for-sale debt securities | CREATER
Available-for-sale debt securities		¥ 100	¥ 100